Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 58,646	$ 75,234	$ 61,519
Net unrealized holding gain (loss) on securities available for sale	11,293	(43,513)	(9,715)
Tax effect	(2,921)	11,268	2,503
Net unrealized gain (loss) on securities available for sale, net of tax	8,372	(32,245)	(7,212)
Change in overfunded position in pension and postretirement plans arising during the year	7,955	(8,266)	10,297
Tax effect	(2,067)	2,148	(2,675)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	5,888	(6,118)	7,622
Amortization of net actuarial gain	(423)	(1,008)	(674)
Amortization of prior service cost (credit)	13	(313)	405
Tax effect	107	343	70
Amortization of net actuarial gain and prior service cost (credit) on pension and postretirement plans, net of tax	(303)	(978)	(199)
Other comprehensive income (loss), net of tax	13,957	(39,341)	211
Comprehensive income	$ 72,603	$ 35,893	$ 61,730